Inventory	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Inventory Disclosure [Abstract]
Inventory
3. Inventory
Inventory consisted of the following:

	March 31,	December 31,
	2022	2021

	(in thousands)
Raw materials	$399	$145
Work-in-process	173	173
Finished goods	104	69
Packaging	682	467
Consignment	—	163
Inventory allowance	(95)	(95)

Total inventory, net	$1,263	$922

4. Inventory
Inventories consisted of the following:

	December 31,
	2021	2020

	(in thousands)
Raw materials	$145	$21
Work-in-process	173	83
Finished goods	69	5
Packaging	467	182
Consignment	163	21
Inventory allowance	(95)	(69)

Total inventory, net	$922	$243